CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 2.3%
Verizon Communications Inc.	8,590	$435,942

Entertainment - 1.8%
Walt Disney Co.	3,528	333,043	*

Media - 2.7%
Comcast Corp., Class A Shares	12,690	497,956

TOTAL COMMUNICATION SERVICES		1,266,941

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	3,007	229,705

Specialty Retail - 2.1%
Home Depot Inc.	1,400	383,978

TOTAL CONSUMER DISCRETIONARY		613,683

CONSUMER STAPLES - 10.5%
Beverages - 2.3%
Coca-Cola Co.	6,929	435,904

Food Products - 4.4%
Mondelez International Inc., Class A Shares	6,764	419,977
Nestle SA, ADR	3,388	394,329

Total Food Products		814,306

Household Products - 3.8%
Colgate-Palmolive Co.	2,938	235,451
Procter & Gamble Co.	3,277	471,200

Total Household Products		706,651

TOTAL CONSUMER STAPLES		1,956,861

ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Chesapeake Energy Corp.	4,784	387,982
TC Energy Corp.	8,000	414,480
Williams Cos. Inc.	18,513	577,791

TOTAL ENERGY		1,380,253

FINANCIALS - 14.8%
Banks - 5.9%
Bank of America Corp.	15,763	490,702
JPMorgan Chase & Co.	1,278	143,916
PNC Financial Services Group Inc.	1,438	226,873
US Bancorp	4,979	229,134

Total Banks		1,090,625

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Capital Markets - 1.3%
BlackRock Inc.	411	$250,315

Diversified Financial Services - 2.4%
Apollo Global Management Inc.	9,258	448,828

Insurance - 5.2%
American International Group Inc.	5,277	269,813
MetLife Inc.	4,837	303,715
Travelers Cos. Inc.	2,331	394,242

Total Insurance		967,770

TOTAL FINANCIALS		2,757,538

HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 2.3%
Becton Dickinson and Co.	1,738	428,469

Health Care Providers & Services - 2.8%
UnitedHealth Group Inc.	1,017	522,362

Pharmaceuticals - 7.2%
Johnson & Johnson	2,711	481,230
Merck & Co. Inc.	4,896	446,368
Pfizer Inc.	7,822	410,107

Total Pharmaceuticals		1,337,705

TOTAL HEALTH CARE		2,288,536

INDUSTRIALS - 9.0%
Air Freight & Logistics - 2.5%
United Parcel Service Inc., Class B Shares	2,498	455,985

Commercial Services & Supplies - 1.8%
Waste Management Inc.	2,208	337,780

Electrical Equipment - 1.1%
Emerson Electric Co.	2,548	202,668

Industrial Conglomerates - 1.6%
Honeywell International Inc.	1,759	305,732

Road & Rail - 2.0%
Union Pacific Corp.	1,779	379,425

TOTAL INDUSTRIALS		1,681,590

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.2%
Cisco Systems Inc.	5,344	227,868

IT Services - 4.5%
Mastercard Inc., Class A Shares	1,211	382,046
Visa Inc., Class A Shares	2,348	462,298

Total IT Services		844,344

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc.	506	$245,820
Intel Corp.	5,021	187,835
Texas Instruments Inc.	861	132,293

Total Semiconductors & Semiconductor Equipment		565,948

Software - 7.5%
Microsoft Corp.	3,568	916,370
Oracle Corp.	3,784	264,388
SAP SE, ADR	2,370	215,006

Total Software		1,395,764

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	5,528	755,789

TOTAL INFORMATION TECHNOLOGY		3,789,713

MATERIALS - 7.8%
Chemicals - 5.1%
Ecolab Inc.	908	139,614
Linde PLC	1,519	436,758	*
PPG Industries Inc.	3,346	382,582

Total Chemicals		958,954

Construction Materials - 1.9%
Vulcan Materials Co.	2,449	348,003

Metals & Mining - 0.8%
Nucor Corp.	1,491	155,675

TOTAL MATERIALS		1,462,632

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	1,339	342,235
Boston Properties Inc.	1,389	123,593

TOTAL REAL ESTATE		465,828

UTILITIES - 3.5%
Electric Utilities - 1.5%
Edison International	4,436	280,533

Multi-Utilities - 2.0%
Sempra Energy	2,546	382,587

TOTAL UTILITIES		663,120

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,156,767)		18,326,695

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $375,188)	0.998%	375,188	$375,188

TOTAL INVESTMENTS - 100.2% (Cost - $20,531,955)			18,701,883
Liabilities in Excess of Other Assets - (0.2)%			(43,049)

TOTAL NET ASSETS - 100.0%			$18,658,834

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy ESG ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each

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Notes to Schedule of Investments (unaudited) (continued)

fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

6

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$18,326,695	—	—	$18,326,695
Short-Term Investments†	375,188	—	—	375,188

Total Investments	$18,701,883	—	—	$18,701,883

†	See Schedule of Investments for additional detailed categorizations.

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